Investment in equity investees (Details) $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Cost method
Balance at beginning of period		¥ 13,589,000,000	¥ 1,359,000,000	¥ 1,316,000,000
Additions		12,304,000,000	12,655,000,000	392,000,000
Less: disposals and transfers		(9,818,000,000)	(262,000,000)	(99,000,000)
Less: impairment loss		(419,000,000)	(119,000,000)	(245,000,000)
Foreign currency translation adjustments		17,000,000	(44,000,000)	(5,000,000)
Balance at end of period		15,673,000,000	13,589,000,000	1,359,000,000
Equity method
Balance at beginning of period		4,077,000,000	196,000,000	326,000,000
Additions		16,518,000,000	3,908,000,000	190,000,000
Share of results and other comprehensive income		(1,148,000,000)	(34,000,000)	(14,000,000)
Less: disposals and transfers		(806,000,000)		(306,000,000)
Less: impairment loss		(438,000,000)	0	0
Foreign currency translation adjustments		1,000,000	7,000,000
Balance at end of period		18,204,000,000	4,077,000,000	196,000,000
Total, cost and equity methods
Balance at beginning of period		17,666,000,000	1,555,000,000	1,642,000,000
Additions		28,822,000,000	16,563,000,000	582,000,000
Share of results and other comprehensive income		(1,148,000,000)	(34,000,000)	(14,000,000)
Less: disposals and transfers		(10,624,000,000)	(262,000,000)	(405,000,000)
Less: impairment loss		(857,000,000)	(119,000,000)	(245,000,000)
Foreign currency translation adjustments		18,000,000	(37,000,000)	(5,000,000)
Balance at end of period	$ 5,465	33,877,000,000	17,666,000,000	1,555,000,000
Allocated Share-based Compensation Expense		13,028,000,000	2,844,000,000	¥ 1,259,000,000
Equity investee with fair value adjustments of contingent consideration
Total, cost and equity methods
Fair value adjustment of contingent consideration		(68,000,000)	¥ 178,000,000
Equity investee with share-based awards relating to Ant Financial Services
Total, cost and equity methods
Allocated Share-based Compensation Expense		¥ 58,000,000